Submission	Jul. 23, 2025
Submission [Line Items]
Central Index Key	0001889791
Registrant Name	INNOCAN PHARMA CORPORATION
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES